INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2017
Income Taxes Tables
Schedule of Effective Income Tax Rate Reconciliation
	February 28, 2017	February 29, 2016
Income tax benefit at the federal statutory rate	34%	34%
Permanent differences	(19)%	(2)%
Increase in valuation allowance	(15)%	(32)%

Provision for income tax	0%	0%

Schedule of Deferred Tax Assets and Liabilities
	February 28, 2017	February 29, 2017
Accrued compensation	$70,354	$87,969
Accrued interest	6,674	23,520
Net operating loss carryovers	7,257,930	5,555,259
Research and development credits	253,125	130,422
Capital loss carryover	16,663	25,421
Stock compensation	1,537,117	1,491,106
	9,141,863	7,313,697
Depreciation	(90,655)	(76,987)
		7,236,710
Less: Valuation allowance	(9,051,208)	(7,236,710)
Net deferred tax asset	$-	$-